Acquisitions and Divestitures - Acquisition of The Keg Royalties Income Fund (Details) - Aug. 13, 2025 - Keg Royalties Income Fund $ / shares in Units, $ in Millions	USD ($)	CAD ($) $ / shares
Acquisitions and Divestitures
Cash consideration		$ 18.6
Cash transferred	$ 150.1	$ 206.5